Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Investments in Associates and Joint Ventures

10. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table presents the value of the investments in associates and joint ventures at an aggregate level as of
December
31, 2025, 2024 and 2023:

	2025	2024	2023
Amount of investments in associates	326	212	142
Amount of investments in joint ventures	1,284	1,748	1,534

	1,610	1,960	1,676

The main concepts which affected the value of the aforementioned investments during the years ended December 31, 2025, 2024 and 2023, correspond to:

	2025		2024	2023
Balance at the beginning of the year	1,960		1,676	1,905
Acquisitions and contributions	96		-	5
Capitalization in associates and joint ventures	12		-	-
Income on investments in associates and joint ventures	122		396	94
Distributed dividends	(249)	(4)	(174)	(275)
Translation differences	(17)		(13)	(99)
Adjustment for inflation (1)	18		75	46
Decrease from sale of companies (2)	(261)		-	-
Other movements (3)	(71)		-	-

Balance at the end of the year	1,610		1,960	1,676

(1)
Corresponds to the adjustment for inflation of opening balances of associates and joint ventures with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

(2)	Corresponds to the decrease due to the sale of Profertil, see Note 3.
(3)	Corresponds to the decrease in the OLCLP and Refinor joint ventures, see Note 3.
(4)	Includes 23 that were offset by trade liabilities.
The following table presents the principal amounts of the results of the investments in associates and joint ventures of the Group, calculated according to the equity method, for the years ended December 31, 2025, 2024 and 2023. The values reported by these companies have been adjusted, if applicable, to adapt them to the accounting policies used by the Company for the calculation of the equity method value in the aforementioned dates:

	Associates			Joint ventures
	2025	2024	2023	2025	2024	2023
Net income	57	29	(2)	65	367	96
Other comprehensive income	(7)	42	(23)	8	20	(30)

Comprehensive income for the year	50	71	(25)	73	387	66

The Company has no investments in subsidiaries with significant non-controlling
interests. Likewise, the Company has no significant investments in associates and joint ventures, except for the investment in YPF EE.
The
financial
information corresponding to YPF EE’s assets and liabilities as of December 31, 2025, 2024 and 2023, as well as the results as of such dates, are detailed below:

	2025 (1)	2024 (1)	2023 (1)
Total non-current assets	2,219	2,147	2,102
Cash and cash equivalents	204	240	114
Other current assets	222	243	152
Total current assets	426	483	266

Total assets	2,645	2,630	2,368

Financial liabilities (excluding “Accounts payable”, “Provisions” and “Other liabilities“items)	786	736	720
Other non-current liabilities	175	64	204
Total non-current liabilities	961	800	924
Financial liabilities (excluding “Accounts payable”, “Provisions” and “Other liabilities “items)	234	291	188
Other current liabilities	186	213	143
Total current liabilities	420	504	331

Total liabilities	1,381	1,304	1,255

Total shareholders’ equity (2)	1,264	1,326	1,113

Dividends received (3)	36	36	35

Closing exchange rates (4)	1,450.50	1,030.50	806.95

	2025 (1)	2024 (1)	2023 (1)
Revenues	655	534	531
Interest income	13	31	42
Depreciation and amortization	(176)	(161)	(143)
Interest loss	(63)	(66)	(56)
Income tax	(208)	195	(266)
Operating profit	272	120	273

Net income	5	276	(53)
Other comprehensive income	449	292	2,414

Total comprehensive income	454	568	2,361

Average exchange rates (4)	1,242.09	914.67	294.95

(1)
The financial information arises from the statutory consolidated financial statements of YPF EE and the amounts are translated to U.S. dollars using the exchange rates indicated. On this information, accounting adjustments have been made for the calculation of the equity method value and in the results of YPF EE. The adjusted equity and results do not differ significantly from the financial information disclosed here.

(2)	Includes the non-controlling interest.
(3)	The amounts are translated to U.S. dollars using the exchange rate at the date of the dividends’ payment.
(4)	Corresponds to the average seller/buyer exchange rate of BNA.
The following table presents the value of the investments in associates and joint ventures on a disaggregated basis as of December 31, 2025, 2024 and 2023:

Name of entity	2025	2024	2023
Joint ventures: (1)
YPF EE	827	875	735
MEGA	166	182	133
Profertil (2)	-	345	339
OLCLP (2)	-	43	34
CT Barragán	242	230	250

Associates:
Oldelval	98	63	55
Termap	20	20	15
OTAMERICA	35	38	25
CDS	29	31	26
YPF Gas	53	52	17
VMOS	73	-	-

Others (3)	67	81	47

	1,610	1,960	1,676

(1)	Based on the terms of the shareholders’ agreements, there is joint control by the shareholders of these companies.
(2)	See Note 3.
(3)	Includes Refinor, OTA, OTC, GPA, Petrofaro S.A., Bioceres S.A., Bizoy S.A., Santa Fe Bio S.A. and Southern Energy S.A. Since October 28, 2025 Refinor is a subsidiary of YPF, see Note 3.